OPERATING ASSETS AND LIABILITIES - PROVISIONS AND CONTINGENT LIABILITIES - Provisions (Details) - DKK DKK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	DKK 23,831	DKK 19,824
Additional provisions, including increases to existing provisions	65,213	58,688
Amount used during the year	(61,976)	(53,991)
Adjustments, including unused amounts reversed during the year	(406)	(1,291)
Effect of exchange rate adjustment	(2,605)	601
At the end of the year	24,057	23,831	DKK 19,824
Non-current liabilities	3,302	3,370
Current liabilities	20,755	20,461
Provisions for sales rebates
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	19,971	16,508	11,002
Additional provisions, including increases to existing provisions	63,772	56,954	45,190
Amount used during the year	(61,017)	(53,217)	(40,958)
Adjustments, including unused amounts reversed during the year	(117)	(822)	0
Effect of exchange rate adjustment	(2,393)	548	1,274
At the end of the year	20,216	19,971	DKK 16,508
Non-current liabilities	0
Current liabilities	20,216
Provisions for legal disputes
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	1,915
Additional provisions, including increases to existing provisions	743
Amount used during the year	(455)
Adjustments, including unused amounts reversed during the year	(287)
Effect of exchange rate adjustment	(135)
At the end of the year	1,781	1,915
Non-current liabilities	1,781
Current liabilities	0
Provisions for product returns
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	767
Additional provisions, including increases to existing provisions	314
Amount used during the year	(274)
Adjustments, including unused amounts reversed during the year	54
Effect of exchange rate adjustment	(14)
At the end of the year	847	767
Non-current liabilities	508
Current liabilities	339
Other provisions1
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	1,178
Additional provisions, including increases to existing provisions	384
Amount used during the year	(230)
Adjustments, including unused amounts reversed during the year	(56)
Effect of exchange rate adjustment	(63)
At the end of the year	1,213	DKK 1,178
Non-current liabilities	1,013
Current liabilities	DKK 200